(Loss)/profit on disposal of intangible assets	6 Months Ended
Dec. 31, 2021
(Loss)/profit on disposal of intangible assets
(Loss)/profit on disposal of intangible assets

9         (Loss)/profit on disposal of intangible assets

	Three months ended		Six months ended
	31 December		31 December
	2021	2020	2021	2020
	£’000	£’000	£’000	£’000
(Loss)/profit on disposal of registrations	(660)	14,131	16,658	1,247
Player loan income	342	147	500	436
	(318)	14,278	17,158	1,683